900 South Capital of Texas Highway
Las Cimas IV, Fifth Floor
    Austin, Texas  78746

June 9, 2011

Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention:  Melissa Feider, Division of Corporation Finance

Re:  National Instruments Corporation
Form 10-K for fiscal year ended December 31, 2010
Commission File No. 0-25426

Ladies and Gentlemen:

On behalf of National Instruments Corporation (the “Company”), we are transmitting the Company’s Memorandum of Response (the “Response Letter”) to the additional comment of the Staff (the “Staff”) of the Securities and Exchange Commission contained in the Staff’s letter dated May 27, 2011 relating to the Company’s Form 10-K for the fiscal year ended December 31, 2010.

If you should have any questions regarding the Company’s Response Letter, please do not hesitate to contact the undersigned at (512) 338-5400.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ J. Robert Suffoletta, Jr.
J. Robert Suffoletta, Jr.

Enclosure